Fount Subscription Economy ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Canada — 8.1%

Communication Services — 1.5%
BCE	822	$38,841

Energy — 2.9%
Enbridge	1,009	41,344
TC Energy	780	34,291
		75,635
Financials — 1.7%
Brookfield Asset Management, Cl A	977	45,704

Industrials — 2.0%
Thomson Reuters	451	52,692
		212,872
China — 6.1%

Communication Services — 4.7%
Baidu, Cl A *	2,350	30,589
NetEase	2,200	30,806
Tencent Holdings	1,700	62,551
		123,946
Consumer Discretionary — 1.4%
Meituan, Cl B *	1,800	37,727
		161,673
France — 1.5%

Information Technology — 1.5%
Dassault Systemes	1,088	39,305

Japan — 6.4%

Communication Services — 4.9%
KDDI	1,400	41,246
SoftBank	3,800	40,780
SoftBank Group	1,100	46,920
		128,946
Industrials — 1.5%
Recruit Holdings	1,300	40,330
		169,276

Description	Shares	Fair Value

Switzerland — 1.6%

Financials — 1.6%
UBS Group	2,388	$43,173

United Kingdom — 2.8%

Communication Services — 1.1%
Vodafone Group PLC	26,826	29,340

Industrials — 1.7%
RELX PLC	1,590	43,779
		73,119
United States — 73.2%

Communication Services — 22.5%
Activision Blizzard	595	44,000
Alphabet, Cl A *	1,122	113,311
AT&T	2,733	52,692
Charter Communications, Cl A *	98	38,346
Comcast, Cl A	1,286	47,119
Electronic Arts	313	40,934
Meta Platforms, Cl A *	507	59,877
Netflix *	254	77,605
T-Mobile US *	456	69,066
Verizon Communications	1,309	51,025
		593,975
Consumer Discretionary — 2.6%
Amazon.com *	722	69,702

Energy — 1.6%
Kinder Morgan	2,199	42,045

Financials — 9.3%
BlackRock, Cl A	77	55,132
Blackstone	418	38,260
Marsh & McLennan	307	53,166
Moody's	151	45,039
S&P Global	156	55,037
		246,634
Health Care — 3.8%
Cigna	163	53,609
CVS Health	454	46,253
		99,862
Information Technology — 33.4%
Adobe *	155	53,464
Autodesk *	213	43,015

Fount Subscription Economy ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Description	Shares	Fair Value

Information Technology (continued)
Automatic Data Processing	227	$59,960
Cadence Design Systems *	285	49,031
Intuit	130	52,987
Microsoft	1,039	265,090
Oracle	871	72,319
Paychex	356	44,155
Salesforce *	372	59,613
ServiceNow *	109	45,377
Snowflake, Cl A *	341	48,729
Synopsys *	140	47,536
VMware, Cl A *	354	43,007
		884,283
		1,936,501
Total Common Stock
(Cost $3,378,192)		2,635,919

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency,
CI Institutional, 3.741%(A)	5,584	5,584

Total Short-Term Investment
(Cost $5,584)		5,584

Total Investments - 99.9%
(Cost $3,383,776)		$2,641,503

Percentages are based on net assets of $2,645,442.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of November 30, 2022.

Cl — Class

PLC — Public Limited Company

As of November 30, 2022, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

Fount Metaverse ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Australia — 2.1%

Consumer Discretionary — 2.1%
Aristocrat Leisure	5,845	$137,121

China — 10.9%

Communication Services — 5.8%
Baidu, Cl A *	7,700	100,227
Bilibili, Cl Z *	5,900	95,845
NetEase	7,600	106,422
Weibo, Cl A *	5,620	90,001
		392,495
Consumer Discretionary — 3.2%
Haichang Ocean Park Holdings *	310,000	137,416
Pop Mart International Group	34,600	76,864
		214,280
Information Technology — 1.9%
Xiaomi, Cl B *	94,600	125,075
		731,850
France — 1.1%

Communication Services — 1.1%
Ubisoft Entertainment *	2,580	70,610

Japan — 16.8%

Communication Services — 11.3%
Capcom	4,900	146,607
Koei Tecmo Holdings	7,900	134,460
Konami Group	2,000	92,447
Nexon	5,900	122,363
Square Enix Holdings	2,800	124,208
Toho	3,500	132,686
		752,771
Consumer Discretionary — 5.5%
Bandai Namco Holdings	1,900	123,158
Oriental Land	1,100	155,454
Sega Sammy Holdings	7,200	94,063
		372,675
		1,125,446

Description	Shares	Fair Value

Netherlands — 2.3%

Communication Services — 2.3%
Universal Music Group	6,552	$151,792

Russia — 0.0%

Communication Services — 0.0%
VK GDR(A)*	11,294	113
Yandex, Cl A (A)*	3,751	37
		150
South Korea — 11.2%

Communication Services — 11.2%
HYBE*	721	78,176
Kakao	2,100	89,806
Kakao Games *	2,646	87,274
Krafton *	643	110,673
NAVER	633	89,753
NCSoft	381	135,922
Netmarble	1,993	73,972
Pearl Abyss *	2,604	85,888
		751,464
Sweden — 3.0%

Communication Services — 0.9%
Embracer Group, Cl B *	15,008	62,495

Consumer Discretionary — 2.1%
Evolution	1,400	140,081
		202,576
United Kingdom — 1.3%

Communication Services — 1.3%
Future PLC	5,335	89,266

United States — 51.1%

Communication Services — 25.5%
Activision Blizzard	2,080	153,816
Alphabet, Cl A *	2,848	287,619
Bumble, Cl A *	4,859	118,365
Electronic Arts	1,103	144,250
Meta Platforms, Cl A *	1,650	194,865
Pinterest, Cl A *	7,206	183,177
Playtika Holding *	9,417	88,991
ROBLOX, Cl A *	4,797	152,401

Fount Metaverse ETF

Schedule of Investments

November 30, 2022 (Unaudited)

Description	Shares	Fair Value

Communication Services (continued)
Snap, Cl A *	10,274	$105,925
Take-Two Interactive Software *	1,166	123,235
Warner Music Group, Cl A	4,669	160,007
		1,712,651
Consumer Discretionary — 8.0%
Cedar Fair	2,866	119,398
DraftKings, Cl A *	10,212	156,448
SeaWorld Entertainment *	2,558	145,959
Six Flags Entertainment *	4,702	113,271
		535,076
Information Technology — 17.6%
Adobe *	499	172,120
Apple	5,544	820,678
AppLovin, Cl A *	3,540	51,011
Dolby Laboratories, Cl A	1,791	134,092
		1,177,901
		3,425,628
Total Common Stock
(Cost $9,692,991)		6,685,903

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency,
CI Institutional, 3.741%(B)	10,853	10,853

Total Short-Term Investment
(Cost $10,853)		10,853

Total Investments - 100.0%
(Cost $9,703,844)		$6,696,756

Percentages are based on net assets of $6,698,061.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy.
(B)	The rate reported is the 7-day effective yield as of November 30, 2022.

Cl — Class

GDR — Global Depositary Receipt

PLC — Public Limited Company

The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Australia	$137,121	$—	$—	$137,121
China	731,850	—	—	731,850
France	70,610	—	—	70,610
Japan	1,125,446	—	—	1,125,446
Netherlands	151,792	—	—	151,792
Russia	—	—	150	150
South Korea	751,464	—	—	751,464
Sweden	202,576	—	—	202,576
United Kingdom	89,266	—	—	89,266
United States	3,425,628	—	—	3,425,628
Total Common Stock	6,685,753	—	150	6,685,903
Short-Term Investment	10,853	—	—	10,853
Total Investments in Securities	$6,696,606	$—	$150	$6,696,756

(1)	A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

FIC-QH-001-0300